DISCONTINUED OPERATIONS - Ji'nan Dealership (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Major classes of line items constituting pretax profit of discontinued operations:
Loss from the operations of the discontinued operations, net of tax	$ (594)
Disposed of by sale | Ji'nan Dealership
Major classes of line items constituting pretax profit of discontinued operations:
Revenues	47,672
Cost of revenues	50,531
Selling, research and development, and general and administrative expenses	16,777
Fair value change of contingent consideration	19,042
Loss from the operations of the discontinued operations, before income tax	(594)
Loss from the operations of the discontinued operations, net of tax	(594)
Condensed cash flow related to the discontinued operations
Net cash provided by operating activities	516
Net cash used in investing activities	$ (1)